CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
REVENUES:
Club operations	$ 579,751	$ 535,274	$ 513,282
Food and beverage	231,673	216,269	203,508
Other revenues	3,656	3,401	3,172
Total revenues	815,080	754,944	719,962
DIRECT AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES:
Club operating costs exclusive of depreciation (includes $4,592, $0 and $0 related to equity-based compensation expense in 2013, 2012 and 2011, respectively)	527,787	483,653	468,577
Cost of food and beverage sales exclusive of depreciation	74,607	68,735	64,256
Depreciation and amortization	72,073	78,286	93,035
Provision for doubtful accounts	3,483	2,765	3,350
Loss on disposals of assets	8,122	10,904	9,599
Asset Impairment Charges	6,380	4,783	1,173
Equity in earnings from unconsolidated ventures	(2,638)	(1,947)	(1,487)
Selling, general and administrative (includes $9,625, $0 and $0 related to equity-based compensation expense in 2013, 2012 and 2011, respectively)	64,073	45,343	52,382
OPERATING INCOME	61,193	62,422	29,077
Interest and investment income	345	1,212	138
Interest expense	(83,669)	(89,369)	(84,746)
Gains (Losses) on Extinguishment of Debt	(16,856)	0	0
Other income	0	2,132	3,746
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(38,987)	(23,603)	(51,785)
INCOME TAX (EXPENSE) BENEFIT	(1,681)	7,528	16,421
(LOSS) INCOME FROM CONTINUING OPERATIONS	(40,668)	(16,075)	(35,364)
Loss from discontinued clubs, net of income tax (expense) benefit of $(3), $2,669 and $(152) in 2013, 2012 and 2011, respectively	(12)	(10,917)	(258)
Net loss	(40,680)	(26,992)	(35,622)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(212)	(283)	(575)
NET (LOSS) INCOME ATTRIBUTABLE TO CLUBCORP	(40,892)	(27,275)	(36,197)
Foreign currency translation, net of tax	(398)	1,890	(2,105)
OTHER COMPREHENSIVE INCOME (LOSS)	(398)	1,890	(2,105)
COMPREHENSIVE (LOSS) INCOME	(41,078)	(25,102)	(37,727)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(212)	(283)	(575)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CLUBCORP	$ (41,290)	$ (25,385)	$ (38,302)
Weighted Average Number of Shares Outstanding, Basic	54,172	50,570	50,570
Weighted Average Number of Shares Outstanding, Diluted	54,603	50,570	50,570
Income (Loss) Per Basic Share from Continuing Operations, Excluding Portion Attributable to Noncontrolling Interest	$ (0.75)	$ (0.32)	$ (0.71)
Income (Loss) Per Diluted Share from Continuing Operations, Excluding Portion Attributable to Noncontrolling Interest	$ (0.75)	$ (0.32)	$ (0.71)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	$ 0.00	$ (0.22)	$ (0.01)
Earnings Per Share, Diluted	$ (0.75)	$ (0.54)	$ (0.72)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	$ 0.00	$ (0.22)	$ (0.01)
Earnings Per Share, Basic	$ (0.75)	$ (0.54)	$ (0.72)